Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	LEASES

The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 22 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the lease premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 36 years.

Leases were presented on the consolidated balance sheet as follows.

(in millions)	2019
Operating leases
Other assets	$46
Accounts payable and other current liabilities	(8)
Other liabilities	(38)

Finance leases (1) (2) (3)
Regulatory assets	$116
PPE, net	308
Current installments of finance leases	(24)
Finance leases	(413)

(1)
FortisBC Electric has a finance lease for the BPPA (Note 9 (iii)), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

(2)
TEP is party to two Springerville Common Facilities leases with fixed purchase options and initial terms to January 2021. During 2019 TEP exercised its option to purchase a 32.2% undivided interest in the Springerville Common Facilities by January 2021 for $88 million.

(3)	In December 2019 TEP exercised its option to purchase Gila River Unit 2 for $212 million.

The components of lease expense were as follows.

(in millions)	2019
Operating lease cost	$10
Finance lease cost:
Amortization	17
Interest	48
Variable lease cost	39
Total lease cost	$114

Operating lease cost in 2018 was $10 million.

As at December 31, 2019, the present value of minimum lease payments was as follows.

(in millions)	Operating Leases	Finance Leases	Total
2020	$10	$56	$66
2021	8	121	129
2022	7	33	40
2023	6	33	39
2024	4	33	37
Thereafter	22	1,083	1,105
	57	1,359	1,416
Less: Imputed interest	(11)	(922)	(933)
Total lease obligations	46	437	483
Less: Current installments	(8)	(24)	(32)
	$38	$413	$451

As at December 31, 2018, the present value of minimum lease payments was as follows.

Total
(year)	(in millions)
2019	$313
2020	77
2021	80
2022	49
2023	47
Thereafter	1,885
2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)
$390

Supplemental lease information was as follows.

(in millions, except as indicated)	2019
Weighted average remaining lease term (years)
Operating leases	10
Finance leases	27
Weighted average discount rate (%)
Operating leases	4.1
Finance leases	4.8
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$(10)
Operating cash flows used for finance leases	(47)
Financing cash flows used for finance leases	(16)
Investing cash flows used for finance leases	(212)

See Note 27 for non-cash transactions that resulted in right-of-use assets obtained in exchange for new lease liabilities.
Leases	LEASES

The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 22 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the lease premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 36 years.

Leases were presented on the consolidated balance sheet as follows.

(in millions)	2019
Operating leases
Other assets	$46
Accounts payable and other current liabilities	(8)
Other liabilities	(38)

Finance leases (1) (2) (3)
Regulatory assets	$116
PPE, net	308
Current installments of finance leases	(24)
Finance leases	(413)

(1)
FortisBC Electric has a finance lease for the BPPA (Note 9 (iii)), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.

(2)
TEP is party to two Springerville Common Facilities leases with fixed purchase options and initial terms to January 2021. During 2019 TEP exercised its option to purchase a 32.2% undivided interest in the Springerville Common Facilities by January 2021 for $88 million.

(3)	In December 2019 TEP exercised its option to purchase Gila River Unit 2 for $212 million.

The components of lease expense were as follows.

(in millions)	2019
Operating lease cost	$10
Finance lease cost:
Amortization	17
Interest	48
Variable lease cost	39
Total lease cost	$114

Operating lease cost in 2018 was $10 million.

As at December 31, 2019, the present value of minimum lease payments was as follows.

(in millions)	Operating Leases	Finance Leases	Total
2020	$10	$56	$66
2021	8	121	129
2022	7	33	40
2023	6	33	39
2024	4	33	37
Thereafter	22	1,083	1,105
	57	1,359	1,416
Less: Imputed interest	(11)	(922)	(933)
Total lease obligations	46	437	483
Less: Current installments	(8)	(24)	(32)
	$38	$413	$451

As at December 31, 2018, the present value of minimum lease payments was as follows.

Total
(year)	(in millions)
2019	$313
2020	77
2021	80
2022	49
2023	47
Thereafter	1,885
2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)
$390

Supplemental lease information was as follows.

(in millions, except as indicated)	2019
Weighted average remaining lease term (years)
Operating leases	10
Finance leases	27
Weighted average discount rate (%)
Operating leases	4.1
Finance leases	4.8
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$(10)
Operating cash flows used for finance leases	(47)
Financing cash flows used for finance leases	(16)
Investing cash flows used for finance leases	(212)

See Note 27 for non-cash transactions that resulted in right-of-use assets obtained in exchange for new lease liabilities.